Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	6,337,123	$726,297,667

Short-Term Securities
Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(a)(c)(d)	84,585,647	84,577,189
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(a)(c)	360,000	360,000

Total Short-Term Securities — 11.6%
(Cost: $84,911,813)		84,937,189

Total Investments in Securities — 110.8%
(Cost: $919,725,873)		811,234,856

Liabilities in Excess of Other Assets — (10.8)%		(78,978,972)

Net Assets — 100.0%		$732,255,884

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$322,620,459	$—	$(237,817,201	)(a)	$(251,445)	$25,376	$84,577,189	84,585,647	$1,987,780	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,390,000	—	(7,030,000	)(a)	—	—	360,000	360,000	50,745		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	709,029,875	975,997,658	(763,825,199)		(84,363,467)	(110,541,200)	726,297,667	6,337,123	20,772,205		—
					$(84,614,912)	$(110,515,824)	$811,234,856		$22,810,730		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
0.23%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	10/19/22	$(47,770)	$271,898	$91	$271,807
3.27%	Annual	1-Day SOFR, 2.32%	Annual	N/A	07/15/23	(73,200)	(156,440)	(25,505)	(130,935)
3.11%	Annual	1-Day SOFR, 2.32%	Annual	N/A	07/15/24	(5,000)	(21,598)	(1,751)	(19,847)
2.96%	Annual	1-Day SOFR, 2.32%	Annual	N/A	07/27/24	(12,000)	(18,903)	57	(18,960)
0.35%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/22/25	(21,500)	1,633,954	5,689	1,628,265
0.40%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	10/19/25	(62,900)	4,824,431	352,736	4,471,695
0.93%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	05/17/26	(1,000)	67,370	7	67,363
0.93%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	05/17/26	(17,100)	1,152,635	(5,304)	1,157,939

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2022

Centrally Cleared Interest Rate Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
0.86%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	08/23/26	$(4,420)	$323,629	$33	$323,596
0.87%	Annual	1-Day SOFR, 2.32%	Annual	N/A	10/01/26	(7,500)	484,359	57	484,302
1.01%	Annual	1-Day SOFR, 2.32%	Annual	N/A	10/29/26	(950)	57,021	7	57,014
0.98%	Annual	1-Day SOFR, 2.32%	Annual	N/A	11/10/26	(3,512)	215,397	28	215,369
1.32%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	11/23/26	(1,000)	58,291	8	58,283
1.00%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/07/26	(8,100)	497,061	70	496,991
1.06%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/15/26	(29,360)	1,735,444	253	1,735,191
1.09%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/17/26	(18,200)	1,057,251	157	1,057,094
0.49%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/22/27	(65,232)	6,949,618	740,594	6,209,024
1.08%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	08/19/28	(2,350)	212,316	3,892	208,424
1.19%	Annual	1-Day SOFR, 2.32%	Annual	N/A	10/20/28	(38,300)	2,720,584	442	2,720,142
1.23%	Annual	1-Day SOFR, 2.32%	Annual	N/A	10/22/28	(1,460)	100,371	17	100,354
1.15%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/15/28	(27,500)	2,053,103	343	2,052,760
1.19%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/30/28	(5,590)	406,113	70	406,043
1.21%	Annual	1-Day SOFR, 2.32%	Annual	N/A	01/04/29	(1,600)	114,551	20	114,531
1.33%	Annual	1-Day SOFR, 2.32%	Annual	N/A	01/06/29	(12,000)	781,451	151	781,300
1.43%	Annual	1-Day SOFR, 2.32%	Annual	N/A	01/10/29	(11,385)	669,332	144	669,188
2.69%	Annual	1-Day SOFR, 2.32%	Annual	N/A	07/15/29	(2,400)	(42,148)	32	(42,180)
2.41%	Annual	1-Day SOFR, 2.32%	Annual	N/A	08/01/29	(4,500)	1,579	61	1,518
0.77%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	04/01/30	(18,514)	2,465,948	(126,711)	2,592,659
0.78%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	10/19/30	(27,400)	3,912,723	417	3,912,306
1.22%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	02/12/31	(25,180)	2,871,464	822,798	2,048,666
1.63%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	05/25/31	(18,080)	1,539,460	(138,248)	1,677,708
1.03%	Annual	1-Day SOFR, 2.32%	Annual	N/A	08/23/31	(1,000)	114,121	15	114,106
1.28%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	08/23/31	(5,000)	580,039	73	579,966
1.37%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/22/31	(10,460)	1,143,305	154	1,143,151
1.24%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/15/31	(18,300)	1,829,555	296	1,829,259
1.28%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/17/31	(29,900)	2,903,367	485	2,902,882
0.91%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/25/35	(26,000)	5,557,870	124,853	5,433,017
1.59%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/14/36	(3,200)	474,865	60	474,805
1.44%	Annual	1-Day SOFR, 2.32%	Annual	N/A	10/05/36	(3,600)	480,791	68	480,723
1.46%	Annual	1-Day SOFR, 2.32%	Annual	N/A	10/29/36	(8,360)	1,093,612	161	1,093,451
1.35%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/15/36	(20,000)	2,912,232	410	2,911,822
1.34%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/21/36	(11,500)	1,700,507	222	1,700,285
2.68%	Annual	1-Day SOFR, 2.32%	Annual	N/A	07/27/37	(2,000)	(29,532)	43	(29,575)
1.11%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	10/19/40	(21,700)	5,594,884	1,196,606	4,398,278
1.57%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	08/23/41	(17,970)	3,522,283	37,118	3,485,165
1.41%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/15/41	(11,600)	2,099,531	318	2,099,213
1.48%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/30/41	(3,890)	661,788	107	661,681
0.86%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	03/30/45	(23,747)	8,060,096	1,141,181	6,918,915
1.16%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	10/19/45	(13,283)	3,896,268	1,930,044	1,966,224
1.61%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	08/23/46	(610)	133,319	4,221	129,098
1.40%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/15/46	(7,000)	1,443,508	222	1,443,286
1.45%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/17/46	(20,500)	4,072,727	653	4,072,074
2.73%	Annual	1-Day SOFR, 2.32%	Annual	N/A	07/22/47	(1,700)	(61,896)	55	(61,951)
2.52%	Annual	1-Day SOFR, 2.32%	Annual	N/A	08/01/47	(1,000)	2,036	33	2,003
1.06%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/18/50	(18,755)	6,457,531	444,876	6,012,655
1.18%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	10/19/50	(18,750)	6,014,716	2,405,930	3,608,786
1.63%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/16/51	(2,500)	583,741	75	583,666
1.52%	Annual	1-Day SOFR, 2.32%	Annual	N/A	09/29/51	(4,900)	974,814	148	974,666
1.29%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/07/51	(3,700)	919,421	131	919,290
1.38%	Annual	1-Day SOFR, 2.32%	Annual	N/A	12/15/51	(19,300)	4,414,885	679	4,414,206
1.46%	Annual	1-Day SOFR, 2.32%	Annual	N/A	01/04/52	(1,815)	384,159	64	384,095
2.54%	Annual	1-Day SOFR, 2.32%	Annual	N/A	07/15/52	(1,700)	(23,699)	60	(23,759)
							$104,849,109	$8,920,016	$95,929,093

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$726,297,667	$—	$—	$726,297,667
Money Market Funds	84,937,189	—	—	84,937,189
	$811,234,856	$—	$—	$811,234,856
Derivative financial instruments(a)
Assets
Swaps	$—	$96,256,300	$—	$96,256,300
Liabilities
Swaps	—	(327,207)	—	(327,207)
	$—	$95,929,093	$—	$95,929,093

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

 3